UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23293

Cushing Mutual Funds Trust
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2020

Item 1. Schedule of Investments.

The Cushing® NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

	Shares	Fair Value
Common Stock - 71.3%
Airports - 1.3%
Luxembourg - 1.3%
Corporacion Amer Airports SA (1)	36,029	$153,844

Cloud Services - 4.3%
United States - 4.3%
Microsoft Corporation	3,300	534,633

Data Centers - 1.1%
United States - 1.1%
Switch, Inc.	9,226	132,301

Diversified Midstream - 3.1%
Canada - 3.1%
Enbridge, Inc.	5,670	212,228
TC Energy Corporation	3,305	173,017
		385,245
Electric Vehicles - 1.2%
United States - 1.2%
Tesla, Inc.	225	150,298

Electricity Generation - 1.5%
United States - 1.5%
American Electric Power Co., Inc.	2,005	178,966

Energy Terminal - 1.5%
United States - 1.5%
Targa Resources Corporation	5,874	190,318

Engineering & Construction - 5.2%
United States - 5.2%
AECOM (1)	3,248	145,965
Dycom Industrials, Inc. (1)	4,660	137,750
Jacobs Engineering Group, Inc.	3,928	362,711
		646,426
Industrial Automation - 2.3%
United States - 2.3%
PTC, Inc. (1)	3,807	287,619

Integrated Utility - 3.6%
Chile - 2.0%
Enel Americas SA	28,321	243,561
Italy - 1.6%
Enel Societa Per Azioni	23,516	198,005
		441,566
IT Consulting Services - 1.9%
India - 1.9%
Infosys Ltd	23,815	239,817

LNG Midstream - 4.3%
United States - 4.3%
Cheniere Energy, Inc. (1)	10,398	533,313

Machinery & Equipment - 1.7%
United States - 1.7%
Chart Industrials, Inc. (1)	3,786	215,499

Metering & Pumps - 3.3%
United States - 3.3%
Xylem, Inc.	5,347	413,537

Natural Gas Pipeline - 1.2%
United States - 1.2%
Williams Companies, Inc.	7,562	144,056

NGL Pipeline - 2.0%
United States - 2.0%
Oneok, Inc.	3,680	245,530

Payment Processing - 2.2%
United States - 2.2%
Visa, Inc.	1,514	275,185

Renewable Distribution - 7.0%
Spain - 2.8%
Iberdrola S A	7,692	351,755
United States - 4.2%
NextEra Energy, Inc.	2,057	519,927
		871,682
Solar - 8.8%
United Kingdom - 3.0%
Atlantica Yield plc	12,631	365,162
United States - 5.8%
First Solar, Inc. (1)	8,155	373,254
Sunrun, Inc. (1)	18,125	350,537
		1,088,953
Tollroads - 7.4%
Australia - 2.9%
Transuburban Group	37,368	361,498
France - 3.0%
Vinci S A	14,737	371,078
Italy - 1.5%
Atlantia Spa	17,138	182,691
		915,267
Water Utility - 4.0%
Bermuda - 1.1%
China Water Affairs	167,826	133,701
United States - 2.9%
American Water Works Co., Inc.	1,892	233,965
Essential Untilities, Inc.	2,967	127,611
		495,277
Wind - 2.4%
United States - 2.4%
Pattern Energy Group, Inc.	11,118	300,742

Total Common Stock (Cost $8,796,767)		$8,840,074

Master Limited Partnerships and Related Companies - 10.6%	Units	Fair Value
Crude Pipeline - 4.8%
United States - 4.8%
Enterprise Products Partners, L.P.	25,715	$600,188

Diversified Midstream - 1.4%
United States - 1.4%
Energy Transfer, L.P.	15,488	171,607

Natural Gas Pipeline - 1.4%
United States - 1.4%
Crestwood Equity Partners L.P.	8,446	176,015

Renewable Distribution - 3.0%
United States - 3.0%
NextEra Energy Partners, L.P.	6,415	369,953

Total Master Limited Partnerships (Cost $1,242,601)		$1,317,763

	Shares	Fair Value
Real Estate Investment Trusts - 18.2%
Data Centers - 10.9%
Singapore - 2.4%
Keppel DC REIT	178,473	$297,263
United States - 8.5%
Cyrusone, Inc.	9,280	562,182
Equinix, Inc.	854	489,171
		1,348,616
Towers - 7.3%
United States - 7.3%
American Tower Corporation	1,598	362,426
Crown Castle International Corporation	3,816	546,795
		909,221

Total Real Estate Investment Trusts (Cost $2,182,275)		$2,257,837

	Shares	Fair Value
Short-Term Investments - Investment Companies - 2.4%
United States - 2.4%
First American Government Obligations Fund - Class X, 1.49%(2)	147,693	$147,693
First American Treasury Obligations Fund - Class X, 1.49%(2)	147,693	147,693
Total Short-Term Investments (Cost $295,386)		$295,386

Total Investments - 102.5% (Cost $12,517,029)		$12,711,060
Liabilities in Excess of Other Assets - (2.5)%		(312,925)
Total Net Assets Applicable to Unitholders - 100.0%		$12,398,135

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended February 29, 2020. As such, it is classified as a non-income producing security as of February 29, 2020.
(2)	Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$8,840,074	$8,840,074	$-	$-
Master Limited Partnerships and Related Companies (a)	1,317,763	1,317,763	-	-
Real Estate Investment Trusts (a)	2,257,837	2,257,837	-	-
Total Equity Securities	12,415,674	12,415,674	-	-
Other
Short Term Investments (a)	295,386	295,386	-	-
Total Other	295,386	295,386	-	-
Total Assets	$12,711,060	$12,711,060	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 29, 2020.

Cushing® SMID Growth Focused Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

	Shares	Fair Value
Common Stock - 93.5%
Aerospace & Defense - 4.6%
United States - 4.6%
Mercury Systems, Inc. (1)	564	$41,431

Biotechnology - 30.6%
United Kingdom - 6.3%
Amarin Corporation plc (1)	3,805	55,819
United States - 24.3%
Alnylam Pharmaceuticals, Inc. (1)	478	56,241
Exact Sciences Corporation (1)	888	71,884
Flexion Therapeutics (1)	4,133	65,260
Polarityte, Inc. (1)	16,914	23,003
		272,207
Chemicals - 4.8%
United States - 4.8%
Ingevity Corporation (1)	941	42,383

Electronic Equipment - 5.5%
United States - 5.5%
Akoustis Technologies, Inc. (1)	6,760	48,942

Healthcare Equipment & Supplies - 7.3%
United States - 7.3%
Abiomed, Inc. (1)	288	43,275
Cytosorbents Corporation (1)	3,658	22,058
		65,333
IT Services - 7.2%
United States - 7.2%
Twilio, Inc. (1)	570	64,205

Machinery - 4.9%
Israel - 4.9%
Kornit Digital Ltd (1)	1,101	43,875

Pharmaceuticals - 10.3%
United Kingdom - 2.5%
GW Pharmaceuticals plc (1)	219	22,406
United States - 7.8%
Aerie Pharmaceuticals, Inc. (1)	3,992	69,860
		92,266
Software - 18.3%
United States - 18.3%
Everbridge, Inc. (1)	212	22,400
Hubspot, Inc. (1)	238	42,709
Rapid7, Inc. (1)	1,208	55,930
Ringcentral, Inc. (1)	177	41,728
		162,767
Total Common Stock (Cost $957,120)		$833,409

	Shares	Fair Value
Short-Term Investments - Investment Companies - 2.3%
United States - 2.3%
First American Government Obligations Fund - Class X, 1.56%(2)	10,350	$10,350
First American Treasury Obligations Fund - Class X, 1.59%(2)	10,349	10,349
Total Short-Term Investments (Cost $20,699)		$20,699

Total Investments - 95.8% (Cost $977,819)		$854,108
Other Assets in Excess of Liabilities - 4.2%		37,268
Total Net Assets Applicable to Unitholders - 100.0%		$891,376

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended November 30, 2019. As such, it is classified as a non-income producing security as of February 29, 2020.
(2)	Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 833,409	$ 833,409	$ -	$ -
Total Equity Securities	833,409	833,409	-	-
Other
Short Term Investments (a)	20,699	20,699	-	-
Total Other	20,699	20,699	-	-
Total Assets	$ 854,108	$ 845,108	$ -	$ -

(b)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

 Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period from January 31, 2020 through February 29, 2020.

Global Clean Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2020

	Shares	Fair Value
Common Stock - 95.2%
Industrials - 1.0%
Ireland - 1.0%
Eaton Corporation Plc	119	$10,796

New Energy Vehicle - 11.4%
Cayman Islands - 2.1%
NIU Technologies (1)	2,550	21,726
China - 1.5%
BYD Co Ltd	1,305	15,882
Jersey - 2.4%
Aptiv Plc	324	25,308
United Kingdom - 1.2%
Sensata Technologies Holdings Plc (1)	317	12,934
United States - 4.2%
Tesla, Inc. (1)	66	44,087
		119,937
Other Sustainable - 1.9%
United States - 1.9%
Ecolab, Inc.	113	20,391

Power Semiconductor - 5.7%
Germany - 2.1%
Infineon Technology	1,066	22,117
Netherlands - 1.9%
Stmicroelectronics NV	712	19,509
United States - 1.7%
Cree, Inc. (1)	400	17,892
		59,518
Smart Grid - 5.3%
Switzerland - 1.9%
Landis & Gyr Group	240	19,627
United States - 3.4%
Itron, Inc. (1)	480	36,403
		56,030
Solar Developer - 11.6%
Mauritius - 1.9%
Azure Power Global Ltd (1)	1,235	19,760
United States - 9.7%
Sunnova Energy International, Inc. (1)	1,033	17,871
Sunrun, Inc. (1)	2,090	40,421
Vivint Solar, Inc. (1)	3,924	44,106
		122,158
Solar Energy Equipment - 10.1%
France - 1.9%
Schneider Electric	965	19,348
United States - 8.2%
Enphase Energy, Inc. (1)	615	30,117
First Solar, Inc. (1)	477	21,832
Solaredge Technologies, Inc. (1)	275	34,298
		105,595

Utilities - 12.3%
France - 2.0%
ENGIE	1,240	20,574
Germany - 2.1%
RWE AG	650	22,359
Italy - 3.7%
Enel S.p.A.	4,716	39,442
United States - 4.5%
NextEra Energy, Inc.	186	47,013
		129,388
Waste & Recycling - 2.9%
Canada - 1.8%
Waste Connections, Inc.	196	18,912
United States - 1.1%
Republic Services, Inc.	123	11,102
		30,014
Water Tech & Equipment - 8.2%
United States - 8.2%
Energy Recovery, Inc. (1)	2,220	21,845
Evoqua Water Technologies Corporation (1)	1,157	24,262
Xylem, Inc.	510	39,443
		85,550
Water Utility - 7.0%
Bermuda - 1.6%
China Water Affairs	21,380	17,033
United States - 5.4%
American Water Works Co., Inc.	245	30,297
Essential Utilities Inc.	620	26,666
		73,996
Wind Energy Equipment - 7.0%
Denmark - 2.1%
Vestas Wind System	226	21,681
Germany - 1.8%
Nordex SE (1)	1,639	19,234
United States - 3.1%
TPI Composites, Inc. (1)	1,375	32,642
		73,557
YieldCo - 10.8%
Canada - 2.3%
Innergex Renewable Energy	1,627	23,855
United Kingdom - 4.2%
Atlantica Yield Plc	1,530	44,232
United States - 4.3%
Clearway Energy, Inc.	1,065	22,408
NextEra Energy Partners, L.P.	397	22,895
		113,390

Total Common Stock (Cost $987,795)		$1,000,320

	Shares	Fair Value
Short-Term Investments - Investment Companies - 4.4%
United States - 4.4%
First American Government Obligations Fund - Class X, 1.56%(2)	23,119	$23,119
First American Treasury Obligations Fund - Class X, 1.59%(2)	23,119	23,119
Total Short-Term Investments (Cost $46,238)		$46,238

Total Investments - 99.6% (Cost $1,034,033)		$1,046,558
Other Assets in Excess of Liabilities - 0.4%		4,322
Total Net Assets Applicable to Unitholders - 100.0%		$1,050,880

Percentages are stated as a percent of net assets.
(1)	No distribution or dividend was made during the period ended November 30, 2019. As such, it is classified as a non-income producing security as of February 29, 2020.
(2)	Rate reported is the current yield as of February 29, 2020.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 29, 2020	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$1,000,320	$1,000,320	$-	$-
Total Equity Securities	1,000,320	1,000,320	-	-
Other
Short Term Investments (a)	46,238	46,238	-	-
Total Other	46,238	46,238	-	-
Total Assets	$1,046,558	$1,046,558	$-	$-

(c)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 29, 2020.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period from January 31, 2020 through February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing Mutual Funds Trust

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date       4/29/2020

By (Signature and Title)         /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date       4/29/2020